ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2021
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

10.  ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2020	2021
	RMB	RMB	US$
Payables for the purchase of property and equipment	87,766	124,456	19,530
Payroll and welfare payables	155,445	260,177	40,827
Payables for delivery costs	76,110	138,833	21,786
Payables for advertising expenditures	64,069	66,203	10,389
Payables for office supplies and utilities	111,661	149,557	23,470
Accrued liabilities for free coupons	19,743	—	—
Others	188,323	582,780	91,450

	703,117	1,322,006	207,452